Cover	Oct. 12, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38125
Entity Registrant Name	Chicken Soup for the Soul Entertainment Inc.
Entity Central Index Key	0001679063
Entity Tax Identification Number	81-2560811
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	132 E. Putnam Avenue
Entity Address, Address Line Two	Floor 2W
Entity Address, City or Town	Cos Cob
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06807
City Area Code	855
Local Phone Number	398-0443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CSSEZ
Title of 12(g) Security	Class Z Warrants to purchase Class A Common Stock
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CSSE
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	9.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.0001 par value per share
Trading Symbol	CSSEP
Security Exchange Name	NASDAQ
Notes [Member]
Document Information [Line Items]
Title of 12(b) Security	9.50% Notes due 2025
Trading Symbol	CSSEN
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each 11.494 warrants exercisable for one share of common stock at an exercise price of $132.18 per share
Trading Symbol	CSSEL
Security Exchange Name	NASDAQ